Long Term Convertible Notes Payable Net - Schedule of Notes Payable Outstanding (Details) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
2008 Unsecured Promissory Note [Member]
Unsecured promissory note	$ 100,000	$ 100,000
Repayment of unsecured debt	45,000	45,000
Repayment of Unsecured debt by monthly payments	10,000	10,000
Debt interest amount	15,000	15,000
Dent maturity date	Feb. 07, 2014	Feb. 07, 2014
2012 Short Term Unsecured Promissory Notes [Member]
Debt instruments interest rate minimum	8.00%	8.00%
Debt instruments interest rate maximum	12.00%	12.00%
Issuace of preferred stock series b for warrants purchase	222,222	222,222
2009 Non Mandatorily Convertible [Member]
Unsecured promissory note	500,000	500,000
Dent maturity date		Feb. 07, 2014
Issuace of preferred stock series b for warrants purchase	222,222	222,222
Percenatge of accrued debt interest	8.00%	8.00%
2010 Secured Promissory Notes [Member]
Debt instruments interest rate minimum	10.00%	10.00%
Debt instruments interest rate maximum	14.00%	14.00%
Issuace of preferred stock series b for warrants purchase	339,937	339,937
Secured Promissory note	549,450	549,450
Secured debt current amount	62,438	62,438
Percentage of increase debt instrument interest	2.00%	2.00%
Warrants issuance amount	612	612
2011 Secured Promissory Notes [Member]
Percenatge of accrued debt interest	10.00%	10.00%
Secured Promissory note	1,015,934	1,015,934
Secured debt current amount	1,828,686	1,828,686
Percentage of increase debt instrument interest	2.00%	2.00%
Warrants issuance amount	1,829	1,829
2012 Secured Promissory Notes [Member]
Issuace of preferred stock series b for warrants purchase	194,250	194,250
Percenatge of accrued debt interest	10.00%	10.00%
Secured Promissory note	349,650	349,650
Percentage of increase debt instrument interest	2.00%	2.00%
Warrants issuance amount	350	350
2013 Bridge Loan. Principal [Member]
Percenatge of accrued debt interest	10.00%	10.00%
Debt principal amount	3,180,806	3,180,806
Debt outstanding amount	2,621,195	2,621,195
Additional issuance of debt principal amount	559,611	559,611
Accurued interest for debt	$ 4,840,792	$ 4,840,792
Conversion price per share	$ 0.625	$ 0.625